Annual Fund Operating Expenses - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.65%
Other Expenses	none
Total annual fund operating expenses	0.65%